Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES:
Net loss attributable to AgeX	$ 5,269,854	$ (2,682,108)
Adjustments to reconcile net loss attributable to AgeX to net cash used in operating activities:
Depreciation and amortization	88,747	61,272
Loss on disposal of property and equipment	839	3,083
Stock-based compensation	24,325	7,110
Loss on equity securities, net		7,585
Reinvested interest and dividend income		(1,757)
Change in fair value of warrants	(1,076,766)	124,118
Non-cash lease expense	173,624	150,012
Fair value inception adjustment on convertible promissory notes	(2,240,000)	179,000
Change in fair value of convertible promissory notes	(5,355,661)	88,000
Changes in operating assets and liabilities:
Accounts receivable		1,109
Prepaid expenses and other current assets	16,346	1,507
Accounts payable	392,222	(2,131)
Credit card payable	6,415	1,213
Accrued interest	558,082
Payroll liabilities	6,213	(2,973)
Operating lease liabilities	(187,777)	(164,164)
Contract liabilities	(153,500)	153,500
Net cash used in operating activities	(2,477,037)	(2,075,624)
INVESTING ACTIVITIES:
Proceeds from the sale of investments		990,619
Purchases of property and equipment	(504,015)	(9,682)
Net cash used in investing activities	(504,015)	980,937
FINANCING ACTIVITIES:
Proceeds from the issuance of convertible promissory notes	10,100,000	5,000,000
Repayment of convertible promissory note		(3,650,000)
Proceeds from common stock issued		4,422
Proceeds from exercise of stock options	14,936
Principal repayments on finance lease liabilities	(47,708)	(42,352)
Net cash provided by financing activities	10,067,228	1,312,070
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	7,086,176	217,383
CASH, CASH EQUIVALENTS AND RESTRICTED CASH:
At beginning of the year	532,229	314,846
At end of the year	7,618,405	532,229
SUPPLEMENTAL SCHEDULE OF NONCASH FINANCING AND INVESTING ACTIVITIES:
Cash paid during the year for interest		15,878
Fixed asset purchases in accounts payable as of December 31	43,975
Acquisition of right of use assets in exchange for operating lease liabilities	754,960
Conversion of convertible promissory notes and warrants issued	1,137,939
AgeX Therapeutics Inc [Member]
OPERATING ACTIVITIES:
Net loss attributable to AgeX	(14,803,000)	(10,462,000)
Net loss attributable to noncontrolling interest	(8,000)	(60,000)
Adjustments to reconcile net loss attributable to AgeX to net cash used in operating activities:
Amortization of intangible assets	131,000	132,000
Amortization of debt issuance costs	5,285,000	3,137,000
Stock-based compensation	648,000	760,000
Gain on disposition of fixed assets	(73,000)
Write off of prepaid shelf registration statement related expenses	360,000
Change in fair value of warrants	35,000	225,000
Changes in operating assets and liabilities:
Accounts and grants receivable	(53,000)	21,000
Interest on convertible note receivable	(554,000)
Accounts payable and accrued liabilities	1,150,000	144,000
Related party payables	69,000	255,000
Insurance premium liability	(1,075,000)	(983,000)
Other current liabilities	(4,000)	(4,000)
Prepaid expenses and other current assets	1,092,000	896,000
Net cash used in operating activities	(7,800,000)	(5,939,000)
INVESTING ACTIVITIES:
Cash advanced on convertible note receivable	(10,000,000)
Net cash used in investing activities	(10,000,000)
FINANCING ACTIVITIES:
Draw down on loan facilities from Juvenescence	17,500,000	6,000,000
Net cash provided by financing activities	17,500,000	6,000,000
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(300,000)	61,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH:
At beginning of the year	695,000	634,000
At end of the year	395,000	695,000
SUPPLEMENTAL SCHEDULE OF NONCASH FINANCING AND INVESTING ACTIVITIES:
Cash paid during the year for interest	27,000	14,000
Issuance of preferred stock in exchange for debt	36,000,000
Issuance of common stock upon vesting of restricted stock units (Note 8)	2,000	8,000
Issuance of warrants for debt issuance under the 2020 Loan Agreement		178,000
Fair value of liability classified warrants at debt inception date (Note 6)	663,000	4,148,000
Debt refinanced with new debt (Note 5)		$ 7,160,000